Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Summary of Significant Accounting Policies (Textual)
Capital leases, description	The primary impact of applying ASC Topic 842 is the initial recognition of $7.9million and $8.1 million of operating lease liabilities and corresponding right-of-use assets, $327,000 and $324,000 of which was associated with related party lease, respectively, on the Company’s consolidated balance sheet as of January 1, 2019, for leases classified as operating leases under ASC Topic 840, as well as enhanced disclosure of the Company’s leasing arrangements. There is no cumulative effect to retained earnings or other components of equity recognized as of January 1, 2019 and the adoption of this standard did not impact the consolidated statement of income and comprehensive income or consolidated statement of cash flows of the Company. The Company does not have finance lease arrangements as of December 31, 2019. See Note 14 for further discussion.
Related party, description	(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Foreign currency transactions	$ 77,348	$ 231,928	$ 283,343
Research and development expenses	3,994,464	4,069,794	$ 3,551,629
Advance from customers	456,331	$ 361,636
Revenue recognized	361,636
Operating lease liabilities	$ 10,029,766
Owned subsidiary [Member]
Summary of Significant Accounting Policies (Textual)
Noncontrolling interest, ownership percentage				51.00%